Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Schedule of accounts receivable
	June 30,	December 31,
	2018	2017
Accounts receivable, gross:	$112,789,368	26,965,731
Less: allowance for doubtful accounts	(3,631)	(3,646)
Accounts receivable, net	$112,785,737	26,962,085

	December 31,	December 31,
	2017	2016
Accounts receivable, gross	$26,965,731	$12,350,947
Less: allowance for doubtful accounts	(3,646)	(2,828,796)
Accounts receivable, net	$26,962,085	$9,522,151

Schedule of movement in allowance for doubtful accounts receivable
	June 30, 2018	December 31, 2017
Balance at the beginning of the period	$(3,646)	(2,828,796)
Additions charged to bad debt expense	-	(145,512)
Write-off of bad debt allowance	15	89,851
Disposal of Zhong Hai Shi Xun	-	2,880,811
Balance at the end of the period	$(3,631)	(3,646)

	December 31, 2017	December 31, 2016
Balance at the beginning of the year	$(2,828,796)	$-
Additions charged to bad debt expense	(145,512)	(2,825,124)
Write-off of bad debt allowance	89,851	-
Disposal of Zhong Hai Shi Xun	2,880,811	-
Acquisition of WAG	-	(3,672)
Balance at the end of the year	$(3,646)	$(2,828,796)